Guarantor (Statement of Financial Position) (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash and equivalents		$ 70,483		$ 70,025
Investments		31,973		35,505
Receivables - net		45,856		42,943
Inventories		22,515		17,689
Property, Plant and Equipment, Net		54,095		48,070
Investment in subsidiaries		0		0
Goodwill and intangible assets		82,270		66,389
Other assets		64,550		50,804
Assets of discontinued operations		120,951		323,529
Total assets		492,692	[1]	654,954	[1]	$ 663,247
Liabilities [Abstract]
Short-term borrowings		49,892		70,425
Accounts payable		13,680		12,067
Other current liabilities		41,540		29,177
Long term and non-recourse borrowings		148,384		190,999
Other liabilities		89,598		87,123
Liabilities of discontinued operations		46,487		128,233
Liabilities	[1]	389,582		518,023
Redeemable noncontrolling interest		2,972		98		178	$ 214
Total GE shareowners' equity		98,274		128,159		130,566	123,026
Noncontrolling interests		1,864	[2]	8,674	[2]	6,217	$ 5,444
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		100,138		136,833		$ 136,783
Liabilities and Equity		492,692		654,954
Parent Company Guarantor (General Electric)
Assets [Abstract]
Cash and equivalents		4,137		4,820
Investments		14		6
Receivables - net		89,106		4,996
Inventories		5,447		4,759
Property, Plant and Equipment, Net		6,540		6,264
Investment in subsidiaries		274,471		302,634
Goodwill and intangible assets		7,793		7,237
Other assets		16,200		15,206
Assets of discontinued operations		0		0
Total assets		403,706		345,920
Liabilities [Abstract]
Short-term borrowings		145,058		135,793
Accounts payable		6,096		741
Other current liabilities		14,482		11,753
Long term and non-recourse borrowings		97,932		25,966
Other liabilities		41,865		43,508
Liabilities of discontinued operations		0		0
Liabilities		305,433		217,761
Redeemable noncontrolling interest		0		0
Total GE shareowners' equity		98,274		128,159
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		98,274		128,159
Liabilities and Equity		403,706		345,920
Subsidiary Issuer (GE Capital)
Assets [Abstract]
Cash and equivalents		0		0
Investments		0		0
Receivables - net		33,232		0
Inventories		0		0
Property, Plant and Equipment, Net		0		0
Investment in subsidiaries		0		0
Goodwill and intangible assets		0		0
Other assets		90		0
Assets of discontinued operations		0		0
Total assets		33,321		0
Liabilities [Abstract]
Short-term borrowings		16,219		0
Accounts payable		0		0
Other current liabilities		(1)		0
Long term and non-recourse borrowings		16,487		0
Other liabilities		489		0
Liabilities of discontinued operations		0		0
Liabilities		33,194		0
Redeemable noncontrolling interest		0		0
Total GE shareowners' equity		127		0
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		127		0
Liabilities and Equity		33,321		0
Subsidiary Guarantor (Subsidiary)
Assets [Abstract]
Cash and equivalents		0		0
Investments		0		0
Receivables - net		69,306		0
Inventories		0		0
Property, Plant and Equipment, Net		0		0
Investment in subsidiaries		78,505		0
Goodwill and intangible assets		0		0
Other assets		915		0
Assets of discontinued operations		0		0
Total assets		148,725		0
Liabilities [Abstract]
Short-term borrowings		71,862		0
Accounts payable		0		0
Other current liabilities		17		0
Long term and non-recourse borrowings		46,392		0
Other liabilities		224		0
Liabilities of discontinued operations		0		0
Liabilities		118,495		0
Redeemable noncontrolling interest		0		0
Total GE shareowners' equity		30,230		0
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		30,230		0
Liabilities and Equity		148,725		0
Non-Guarantor Subsidiaries
Assets [Abstract]
Cash and equivalents		86,955		87,408
Investments		40,886		48,869
Receivables - net		76,319		277,555
Inventories		19,762		15,425
Property, Plant and Equipment, Net		56,808		61,453
Investment in subsidiaries		405,686		344,778
Goodwill and intangible assets		60,359		62,525
Other assets		247,738		202,619
Assets of discontinued operations		0		0
Total assets		994,513		1,100,631
Liabilities [Abstract]
Short-term borrowings		60,618		134,651
Accounts payable		37,636		38,835
Other current liabilities		34,903		17,144
Long term and non-recourse borrowings		106,321		205,046
Other liabilities		56,943		70,556
Liabilities of discontinued operations		0		0
Liabilities		296,421		466,232
Redeemable noncontrolling interest		2,888		(42)
Total GE shareowners' equity		693,589		631,308
Noncontrolling interests		1,616		3,133
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		695,204		634,441
Liabilities and Equity		994,513		1,100,631
Consolidation adjustments
Assets [Abstract]
Cash and equivalents		(20,609)		(22,203)
Investments		(8,927)		(13,369)
Receivables - net		(222,106)		(239,608)
Inventories		(2,694)		(2,494)
Property, Plant and Equipment, Net		(9,253)		(19,647)
Investment in subsidiaries		(758,662)		(647,413)
Goodwill and intangible assets		14,118		(3,373)
Other assets		(200,393)		(167,020)
Assets of discontinued operations		120,951		323,529
Total assets		(1,087,574)		(791,597)
Liabilities [Abstract]
Short-term borrowings		(243,865)		(200,020)
Accounts payable		(30,052)		(27,509)
Other current liabilities		(7,860)		280
Long term and non-recourse borrowings		(118,748)		(40,012)
Other liabilities		(9,924)		(26,942)
Liabilities of discontinued operations		46,487		128,233
Liabilities		(363,961)		(165,970)
Redeemable noncontrolling interest		84		140
Total GE shareowners' equity		(723,946)		(631,308)
Noncontrolling interests		248		5,541
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(723,697)		(625,767)
Liabilities and Equity		$ (1,087,574)		$ (791,597)

[1]	(a) Our consolidated assets at December 31, 2015 included total assets of $8,542 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $4,387 million and investment securities of $1,404 million within contin uing operations and assets of discontinued operations of $1,798 million. Our consolidated liabilities at December 31, 2015 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borro wings of consolidated securitization entities (CSEs) of $3,083 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $794 million. See Note 21 .
[2]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.